Operating profit - Auditor's fees payable included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Auditors' Remuneration [Line Items]
Permissible tax compliance and advisory services	£ 0.5	£ 0.4
Other audit-related services	0.4	1.5
Auditors' remuneration, other miscellaneous services	0.2	0.2
KPMG LLP (UK)
Disclosure Of Auditors' Remuneration [Line Items]
Audit of Parent Company and Consolidated Financial Statements	12.0	12.0	£ 11.0
Audit of the Company's subsidiaries	5.0	5.0	5.0
Audit services	17.0	17.0	16.0
Other services	1.0	2.0	1.0
Total auditor's remuneration	£ 18.0	£ 19.0	£ 17.0